Capital Management - Summary of Authorized Shares, Issued and Fully Paid-up Shares (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 15, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized		1,500,000,000	1,500,000,000
Number of shares issued and fully paid		295,991,665	296,029,870
Share Capital, Beginning balance		296,029,870	295,028,441
i) Issue of common shares at USD 0.002		663,897	1,136,375
ii) Warrant excercise	6,334,134	6,334,134
iii) Repurchase of shares		(7,036,236)	(134,946)
Share Capital, Ending balance		295,991,665	296,029,870
Authorized shares, Amount		$ 3,000	$ 3,000
Issued and fully paid up shares, Amount		591	592
Share Capital, Beginning balance		592	590
Share Premium, Beginning balance		164,307
i) Issue of common shares at USD 0.002			2
ii) Warrant exercise		13
iii) Repurchase of shares		(14)
Share Capital, Ending balance		591	592
Share Premium, Ending balance		$ 73,065	$ 164,307
Class A Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized		1,000,000,000	1,000,000,000
Number of shares issued and fully paid		161,937,473	161,975,678
iii) Repurchase of shares		7,036,236
Authorized shares, Amount		$ 2,000	$ 2,000
Issued and fully paid up shares, Amount		$ 323	$ 324
Class B Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized		250,000,000	250,000,000
Number of shares issued and fully paid		134,054,192	134,054,192
Authorized shares, Amount		$ 500	$ 500
Issued and fully paid up shares, Amount		$ 268	$ 268
Undesignated Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized		250,000,000	250,000,000
Authorized shares, Amount		$ 500	$ 500
Share Premium
Disclosure Of Classes Of Share Capital [Line Items]
Share Premium, Beginning balance		164,307	157,151
i) Issue of common shares at USD 0.002		5,051	9,177
ii) Warrant exercise		1,622
iii) Repurchase of shares		97,915	2,021
Share Premium, Ending balance		$ 73,065	$ 164,307